Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 1,016,491	$ 141,053
Other payables	651,960	348,289
Total accrued expenses and other payables	$ 1,668,451	$ 489,342